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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

                        SCUDDER ADVOCATE ADVISOR ANNUITY
                  SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY
                        SCUDDER ADVOCATE REWARDS ANNUITY

                       SUPPLEMENT DATED DECEMBER 29, 2006
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable funding options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. Each Replacement Fund is a Portfolio of Met Investors Series Trust or Metropolitan Series Fund, Inc. Each Replacement Fund will be added as a funding option on or before the date of the substitution.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. Each Replacement Fund will have at least similar investment objectives and policies as the corresponding Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007. Please retain this supplement and keep it with the prospectus for future reference.

The proposed substitutions and respective advisers and/or sub-advisers applicable to all of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER             REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      ---------------------------------------------
Credit Suisse Trust - Emerging Markets         ->  Met Investors Series Trust - MFS Emerging
Portfolio                                          Markets Equity Portfolio (Class A)
Credit Suisse Asset Management, LLC/Credit         Massachusetts Financial Services Company
Suisse Asset Management Limited (U.K.),
(Australia)

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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER             REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      ---------------------------------------------
DWS Investments VIT Funds - DWS Equity 500     ->  Metropolitan Series Fund, Inc. - MetLife
Index VIP (Class B2)                               Stock Index Portfolio (Class B)
Deutsche Asset Management, Inc./Northern           Metropolitan Life Insurance Company Inc.
Trust Investments, N.A.

DWS Investments VIT Funds - DWS RREEF Real     ->  Met Investors Series Trust - Neuberger Berman
Estate Securities VIP (Class B)                    Real Estate Portfolio (Class B)
Deutsche Asset Management, Inc./RREEF America      Neuberger Berman Management, Inc.
LLC

DWS Variable Series I - DWS Bond VIP           ->  Metropolitan Series Fund, Inc. - BlackRock
(Class B)                                          Bond Income Portfolio (Class B)
Deutsche Investment Management Americas            BlackRock Financial Management, Inc.
Inc./Aberdeen Asset Management Inc.

DWS Variable Series I - DWS Growth & Income    ->  Met Investors Series Trust - Lord Abbett
VIP (Class B)                                      Growth and Income Portfolio (Class B)
Deutsche Investment Management Americas Inc.       Lord, Abbett & Co. LLC

DWS Variable Series I - DWS International VIP  ->  Met Investors Series Trust - MFS Research
(Class B)                                          International Portfolio (Class B)
Deutsche Investment Management Americas Inc.       Massachusetts Financial Services Company

DWS Variable Series II - DWS Money Market VIP  ->  Metropolitan Series Fund, Inc. - BlackRock
(Class B)                                          Money Market Portfolio (Class B)
Deutsche Investment Management Americas Inc.       BlackRock Financial Management, Inc.

DWS Variable Series II - DWS Balanced VIP      ->  Metropolitan Series Fund, Inc. - BlackRock
(Class B)                                          Diversified Portfolio (Class B)
Deutsche Investment Management Americas Inc.       BlackRock Advisors, LLC

DWS Variable Series II - DWS Blue Chip VIP     ->  Metropolitan Series Fund, Inc. - FI Value
(Class B)                                          Leaders Portfolio (Class B)
Deutsche Investment Management Americas Inc.       Fidelity Management & Research Company

DWS Variable Series II - DWS Core Fixed        ->  Metropolitan Series Fund, Inc. - BlackRock
Income VIP (Class B)                               Bond Income Portfolio (Class B)
Deutsche Investment Management Americas            BlackRock Financial Management, Inc.
Inc./Aberdeen Asset Management Inc.

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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER             REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      ---------------------------------------------
DWS Variable Series II - DWS Davis Venture     ->  Metropolitan Series Fund, Inc. - Davis
Value VIP (Class B)                                Venture Value Portfolio (Class B)
Deutsche Investment Management Americas            Davis Selected Advisers, L.P.
Inc./Davis Selected Advisers, L.P.

DWS Variable Series II - DWS Dreman High       ->  Metropolitan Series Fund, Inc. - BlackRock
Return Equity VIP (Class B)                        Large Cap Value Portfolio (Class B)
Deutsche Investment Management Americas            BlackRock Advisors, Inc.
Inc./Dreman Value Management L.L.C.

DWS Variable Series II - DWS High Income VIP   ->  Met Investors Series Trust - BlackRock High
(Class B)                                          Yield Portfolio (Class B)
Deutsche Investment Management Americas Inc.       BlackRock Financial Management, Inc.

DWS Variable Series II - DWS International     ->  Met Investors Series Trust - MFS Research
Select Equity VIP (Class B)                        International Portfolio (Class B)
Deutsche Investment Management Americas Inc.       Massachusetts Financial Services Company

DWS Variable Series II - DWS Janus Growth &    ->  Metropolitan Series Fund, Inc. - T. Rowe
Income VIP (Class B)                               Price Large Cap Growth Portfolio (Class B)
Deutsche Investment Management Americas            T. Rowe Price & Associates, Inc.
Inc./Janus Capital Management LLC

DWS Variable Series II - DWS Large Cap Value   ->  Met Investors Series Trust - MFS Value
VIP (Class B)                                      Portfolio (Class E)
Deutsche Investment Management Americas Inc.       Massachusetts Financial Services Company

DWS Variable Series II - DWS Mid Cap Growth    ->  Met Investors Series Trust - T. Rowe Price
VIP (Class B)                                      Mid-Cap Growth Portfolio (Class B)
Deutsche Investment Management Americas Inc.       T. Rowe Price & Associates, Inc.

DWS Variable Series II - DWS Small Cap Growth  ->  Metropolitan Series Fund, Inc. - T. Rowe
VIP (Class B)                                      Price Small Cap Growth Portfolio (Class B)
Deutsche Investment Management Americas Inc.       T. Rowe Price & Associates, Inc.

DWS Variable Series II - DWS Strategic Income  ->  Met Investors Series Trust - Pioneer
VIP (Class B)                                      Strategic Income Portfolio (Class E)
Deutsche Investment Management Americas Inc.       Pioneer Investment Management, Inc.

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
EXISTING FUND AND CURRENT ADVISER/SUB-ADVISER             REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------------      ---------------------------------------------
DWS Variable Series II - DWS Turner Mid Cap    ->  Met Investors Series Trust - Turner Mid-Cap
Growth VIP (Class B)                               Growth Portfolio (Class B)
Deutsche Investment Management Americas            Turner Investment Partners, Inc.
Inc./Turner Investment Partners, Inc.

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.

     - You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from one of the above Existing Funds before the substitution or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitutions, your Contract Value in the Variable Funding Options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

     -    There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers.

Please contact your registered representative if you have any questions.